Income Taxes - Effective Tax Reconciliation (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax benefit/ (expense)	$ (2,388)	$ 89	$ 1,400
Income tax provision/ Income tax benefit/ (expense)	(3,446)	(464)	978
AB USA's
Current tax expense	(10)	(56)	(312)
Deferred tax benefit/ (expense)	(2,420)	0	0
Income tax provision/ Income tax benefit/ (expense)	$ (2,430)	$ (56)	$ (312)
Effective tax rate Reconciliation	(28.26%)	(3.19%)	45.60%
ABAS
Current tax expense	$ 0	$ 0	$ 0
Deferred tax benefit/ (expense)	(551)	(458)	(332)
Income tax provision/ Income tax benefit/ (expense)	$ (551)	$ (458)	$ (332)
Effective tax rate Reconciliation	26.34%	25.46%	44.09%
Aegean NWE
Current tax expense	$ (300)	$ (163)	$ 0
Deferred tax benefit/ (expense)	583	547	1,732
Income tax provision/ Income tax benefit/ (expense)	$ 283	$ 384	$ 1,732
Effective tax rate Reconciliation	8.67%	7.57%	33.44%
ICS
Current tax expense	$ (607)	$ (334)	$ (110)
Deferred tax benefit/ (expense)	0	0	0
Income tax provision/ Income tax benefit/ (expense)	$ (607)	$ (334)	$ (110)
Effective tax rate Reconciliation	85.98%	51.38%	13.63%
U.S., Greece and Russia
Current tax expense	$ (141)	$ 0	$ 0
Deferred tax benefit/ (expense)	0	0	0
Income tax provision/ Income tax benefit/ (expense)	$ (141)	$ 0	$ 0
Effective tax rate Reconciliation	59.49%	0.00%	0.00%